Additional Information to the Statements of Comprehensive Loss	12 Months Ended
Dec. 31, 2020
Additional Information to the Statements of Comprehensive Loss [Abstract]
ADDITIONAL INFORMATION TO THE STATEMENTS OF COMPREHENSIVE LOSS

NOTE 19: ADDITIONAL INFORMATION TO THE STATEMENTS OF COMPREHENSIVE LOSS

a.	Additional information on revenues:

Revenues reported in the financial statements for each group of similar products and services:

	Year ended December 31,
	2020	2019	2018
Revenues from lease	$13,628	$13,218	$9,569
Revenues from sale	8,429	9,883	6,828

	$22,057	$23,101	$16,397

Geographic information:

Revenues reported in the financial statements derived from the Company’s country of domicile (Israel) and foreign countries based on the location of the customers, are as follows:

	Year ended December 31,
	2020	%	2019	%	2018	%
U.S.	$19,330	88	$20,636	89	$14,478	88
Europe	1,847	8	1,353	6	1,102	7
Israel	150	1	845	1	371	2
Other	730	3	267	4	446	3

	$22,057	100	$23,101	100	$16,397	100

The total amounts of future minimum lease payments to be received under non-cancellable operating leases as of December 31, 2020 and 2019 are as follows:

	Year ended December 31,
	2020	2019
Not later than one year	$9,684	$8,527
Later than one year and not later than five years	15,875	12,723
Later than five years	32	571

Total future minimum lease payments under non-cancellable operating leases	$25,591	$21,821

b.	Cost of revenues:

	Year ended December 31,
	2020	2019	2018
Cost of revenues—lease	$3,201	$2,656	$1,923
Cost of revenues—sales	1,857	2,473	1,666

	$5,058	$5,129	$3,589

c.	Research and development expenses, net:

	Year ended December 31,
	2020	2019	2018
Salaries and related benefits	$3,289	$3,338	$3,365
Subcontractors	1,530	2,620	2,241
Laboratory materials	275	687	491
Patents	288	334	198
Share-based payment	182	399	31
Travel	2	112	65
Depreciation	87	39	31
Other	383	604	658
Less—Government grants	(213)	(257)	(924)

	$5,823	$7,876	$6,156

d.	Selling and marketing expenses:

	Year ended December 31,
	2020	2019	2018
Salaries and related benefits	$6,458	$6,419	$4,252
Agent commissions	335	221	215
Marketing	3,627	5,239	2,891
Travel	611	1,176	865
Share-based payment	252	214	122

	$11,283	$13,269	$8,345

e.	General and administrative expenses:

	Year ended December 31,
	2020	2019	2018
Salaries and related benefits	$1,339	$1,774	$1,235
Professional fees and office expenses	1,609	1,770	1,176
Depreciation	351	81	30
Travel	17	222	127
Bad debts and allowance for doubtful accounts	1,058	835	296
Share-based payment	348	621	557

	$4,722	$5,303	$3,421

f.	Finance income and expense:

	Year ended December 31,
	2020	2019	2018
Finance income:
Interest-income revaluation of bank deposits	$61	$175	$44
Revaluation of warrants	40	62	—
Exchange rate differences, net	448	—	—

	$549	$237	$44

Finance expense:
Liability in respect of research and development grants	$762	$969	$519
Interest expense and amortization of deferred costs- loan from bank	—	283	354
Bank commissions	40	108	41
Revaluation of warrants	—	—	28
Exchange rate differences, net	—	192	258
Interest expense of lease liability	66	115	—

	$868	$1,667	$1,200